Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 991,466,000
Previously Paid Amount	0
Total Fee Amount	136,921.46
Total Offset Amount	0
Net Fee	$ 136,921.46
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A